LEASES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 25, 2021	Dec. 26, 2020
Leases
Retained earnings	$ 2,217,410	$ 1,678,121
Right-of-use assets	107,517	96,703
Operating lease liability	$ 110,996
Lessee, Operating Lease, Existence of Option to Extend	true
Rent expense	$ 48,200	$ 40,100	$ 28,400
Operating lease weighted average remaining term	6 years 9 months 10 days	7 years 3 months 29 days
Operating lease weighted average discount rate	3.70%	2.87%
Lease costs
Operating lease cost	$ 32,458	$ 30,054
Short-term lease cost	10,490	5,264
Variable lease cost	5,291	4,761
Sublease Income	2,876	3,109
Total lease cost	45,363	36,970
Cash paid - operation leases	30,200	27,400
Right-of-use assets obtained in exchange for new operating leases	32,000	$ 46,700
Future minimum payments
2023	29,501
2024	25,246
2025	21,929
2026	19,287
2027	13,542
Thereafter	22,700
Total minimum lease payments	132,205
Less present value discount	(21,209)
Total lease liability	$ 110,996
Minimum
Leases
Length of lease (in years)	1 year
Renewal options of lease	5 years
Minimum | Motor vehicles
Leases
Length of lease (in years)	1 year
Minimum | Equipment
Leases
Length of lease (in years)	1 year
Minimum | Aircraft
Leases
Length of lease (in years)	1 year
Maximum
Leases
Length of lease (in years)	10 years
Renewal options of lease	15 years
Maximum | Motor vehicles
Leases
Length of lease (in years)	10 years
Maximum | Equipment
Leases
Length of lease (in years)	10 years
Maximum | Aircraft
Leases
Length of lease (in years)	10 years